THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON FEBRUARY 14, 2008 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON NOVEMBER 14, 2008.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007

Check here if Amendment [X]; Amendment Number:   1
   This Amendment (Check only one):               [ ] is a restatement.
                                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             S.A.C. Capital Advisors, LLC
Address:          72 Cummings Point Road
                  Stamford, Connecticut 06902

Form 13F File Number:  28-4043

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Peter Nussbaum
Title:            General Counsel
Phone:            203-890-2094

Signature, Place, and Date of Signing:

  /s/ Peter Nussbaum              Stamford, Connecticut      January 12, 2009
 ---------------------------      ---------------------      ------------------
 [Signature]                      [City, State]              [Date]

-------------------------------------------------------------------------------

Report type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)






List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section]

Form 13F File Number:  28-10113

Name   Sigma Capital Management, LLC

Form 13F File Number: 28-11740

Name   CR Intrinsic Investors, LLC

Form 13F File Number:  28-11739

Name   Canvas Capital Management, L.P.

Form 13F File Number:  28-11288

Name  Walter Capital Management, LLP

                                                         FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                           1

Form 13F Information Table Entry Total:                      1*

Form 13F Information Table Value Total:                    $ 2,570
                                                           (thousands)






List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.                 Form 13F File Number         Name
1                   28-5608                      S.A.C. Capital Management, LLC






* Positions that are exempt from reporting under Special Instruction 9 to the Form 13F are excluded. However, positions that would not be exempt when aggregated with positions of the same security held by (i) the Other Included Managers or (ii) certain affiliates of the Reporting Manager which include the Reporting Manager as an Other Included Manager on their own Forms 13F, are listed herein.



                                                      FORM 13F INFORMATION TABLE

------------------- ------------ ---------- ------------ ------------------ ----- ------ ------------ -------- ---------------------
Column 1            Column 2     Column 3   Column 4              Column 5               Column 6     Column 7       Column 8
------------------- ------------ ---------- ------------ ------------------ ----- ------ ------------ -------- ---------------------
------------------- ------------ ---------- ------------ ------------------ ----- ------ ------------ -------- ------ -------- -----
Name of issuer        Title of      CUSIP       Value           Shares or     Shr/  Put/   Investment   Other       Voting Authority
                       Class                   (x$1000)    Principle Amount   Prn   Call   Discretion   Manager
------------------- ------------ ---------- ------------ ------------------ ----- ------ ------------ -------- ---------------------
------------------- ------------ ---------- ------------ ------------------ ----- ------ ------------ -------- ------ -------- -----
                                                                                                               Sole   Shared   None
------------------- ------------ ---------- ------------ ------------------ ----- ------ ------------ -------- ------ --------- ----
------------------- ------------ ---------- ------------ ------------------ ----- ------ ------------ -------- ------ --------- ----
LIFE SCIENCES RESH  Common        532169109     2,570          127,850      SHRS         Shared-      1        2,570
INC                                                                                      Defined
------------------- ------------ ---------- ------------ ------------------ ----- ------ ------------ -------- ------ --------- ----
